Trade payables and other liabilities - Additional Information (Detail) shares in Millions	12 Months Ended
Dec. 31, 2022 $ / shares shares
Disclosure of Warrant Liabilities [Line Items]
Number of warrants can be exercised on cash less basis | shares	12
Description of term of warrants	The terms of all warrants include a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding GHL Class A ordinary shares, the warrant holders would be entitled to receive cash for their warrants.
Warrants exercise price | $ / shares	$ 11.50
Warrants [Member]
Disclosure of Warrant Liabilities [Line Items]
Total number of warrants listed | shares	26
Issuance of warrants as part of reverse recapitalization | shares	26
Warrants [Member] | Bottom of range [member]
Disclosure of Warrant Liabilities [Line Items]
Warrants redemption price per share | $ / shares	$ 0.01
Warrants [Member] | Top of range [member]
Disclosure of Warrant Liabilities [Line Items]
Warrants redemption price per share | $ / shares	$ 0.10